Annual Total Returns- Janus Henderson Small Cap Value Fund (Class L Shares) [BarChart] - Class L Shares - Janus Henderson Small Cap Value Fund - Class L	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	18.18%	(3.18%)	9.25%	29.93%	7.53%	(2.47%)	26.60%	12.88%	(12.99%)	26.30%